Major Expense Classifications Comprising of Other Expense Line Item in Income Statement (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Component Of Other Expense Income Nonoperating [Line Items]
Intangible amortization			$ 76,955
Advertising	769,081	621,216	636,652
Office supplies	774,961	563,706	487,581
Legal and audit fees	416,339	393,997	458,731
FDIC and state assessments	771,097	69,282	1,270,792
Telephone expense	408,646	442,781	430,695
Loan collection expense	621,227	554,542	378,576
Other losses	930,401	462,475	354,279
Debit card / ATM expense	330,612	830,396	815,960
Travel and convention	184,723	200,684	194,541
Other expenses	2,826,567	3,081,797	2,770,430
Total other expense	$ 8,033,654	$ 7,220,876	$ 7,875,192